Property, leasehold improvements and equipment (Details) $ in Thousands, $ in Thousands	Dec. 31, 2020 USD ($)	Dec. 31, 2020 MXN ($)	Dec. 31, 2019 MXN ($)	Dec. 31, 2018 MXN ($)
Property, leasehold improvements and equipment, net
Property, plant and equipment	$ 135,643	$ 2,700,469	$ 2,647,101	$ 2,670,262
Land
Property, leasehold improvements and equipment, net
Property, plant and equipment		1,709,508	1,709,508	1,709,508
Leasehold improvements
Property, leasehold improvements and equipment, net
Property, plant and equipment		854,829	786,085	783,221
Machinery and equipment
Property, leasehold improvements and equipment, net
Property, plant and equipment		72,867	83,611	99,194
Furniture and office equipment
Property, leasehold improvements and equipment, net
Property, plant and equipment		27,940	35,105	42,674
Transportation equipment
Property, leasehold improvements and equipment, net
Property, plant and equipment		287	1,555	25,326
Computer equipment
Property, leasehold improvements and equipment, net
Property, plant and equipment		2,838	2,212	4,930
Construction in progress for leasehold improvements
Property, leasehold improvements and equipment, net
Property, plant and equipment		$ 32,200	$ 29,025	$ 5,409